UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): February 13, 2020

ECO CH LLC1

(Exact name securitizer as specified in its charter)

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001683246

Jason Frank (203) 409-3585

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	ECO CH LLC, as securitizer, is filing this Form ABS-15G with respect to the issuance in a private placement of asset-backed securities during the reporting period by Consumer Installment Loan Trust, Series 2016-LD1.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1.

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, the securitizer provides this notice of its termination of the duty to file reports under Rule 15Ga-1.  The last payment on the last asset-backed security issued by the securitizer was January 15, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ECO CH LLC (Securitizer)

By: Ellington Management Group, L.L.C., its Investment Manager
Date: February 13, 2020
	By:	/s/ Jason Frank
Name: Jason Frank Title: Authorized Signatory

(Senior officer in charge of securitization)